Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 07, 2017
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jun. 07, 2017
Document Effective Date	Jun. 07, 2017
Prospectus Date	Feb. 01, 2017
AllianzGI Ultra Micro Cap Fund | Class P
Prospectus:
Trading Symbol	AAUPX
AllianzGI Ultra Micro Cap Fund | Class A
Prospectus:
Trading Symbol	GUCAX
AllianzGI Ultra Micro Cap Fund | Institutional Class
Prospectus:
Trading Symbol	AUMIX